Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities of warrants	€ 1,730	€ 17,264	€ (2,079)
Interest income	17,179	25,001	13,845
Foreign currency gains	446	18,798	5
Gains on other financial instruments	891	219	0
Other financial income	18,516	44,018	13,850
Interest expenses	(946)	(886)	(831)
Foreign currency losses	(35,720)	(435)	(5,633)
Losses on other financial instruments	0	0	(576)
Other financial expenses	(36,666)	(1,321)	(7,040)
Financial result	€ (16,420)	€ 59,961	€ 4,731